Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 8,490		$ 8,172	$ 8,109
Income tax on unappropriated earnings	181		8	(20)
Income tax adjustments on prior years	(150)		(22)	(91)
Others	7		19	12
Current tax	8,528		8,177	8,010
Deferred tax
Deferred tax expense (benefits) recognized for the year	489		(81)	(63)
Income tax adjustments on prior years	3		26	(1)
Deferred tax	492		(55)	(64)
Income tax expense recognized in profit or loss	$ 9,020	$ 325	$ 8,122	$ 7,946